Schedule of Exercise Prices of Common Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	5,451,968	6,199,521
Number of Shares, Vested	4,049,393
Number of Shares, Exercisable	4,049,393
2022 Plan [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 2.48
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 10.50
Number of Shares, Outstanding	4,318,901
Number of Shares, Vested	3,308,790
2022 Plan [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 10.51
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 15.52
Number of Shares, Outstanding	1,062,379
Number of Shares, Vested	670,956
2022 Plan [Member] | Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 15.53
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 20.54
Number of Shares, Outstanding	9,091
Number of Shares, Vested	9,091
2022 Plan [Member] | Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 20.55
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 25.56
Number of Shares, Outstanding	25,683
Number of Shares, Vested	24,642
2022 Plan [Member] | Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 25.57
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 30.58
Number of Shares, Outstanding	910
Number of Shares, Vested	910
2022 Plan [Member] | Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 30.59
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 35.60
Number of Shares, Outstanding	4,320
Number of Shares, Vested	4,320
2022 Plan [Member] | Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 35.61
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 40.62
Number of Shares, Outstanding	2,728
Number of Shares, Vested	2,728
2022 Plan [Member] | Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 40.63
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 48.40
Number of Shares, Outstanding	27,956
Number of Shares, Vested	27,956
ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	999,540
Number of Shares, Exercisable	399,816
ABG Warrants [Member] | Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 9.24
Number of Shares, Outstanding	749,655
Number of Shares, Exercisable	299,862
ABG Warrants [Member] | Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 18.48
Number of Shares, Outstanding	249,885
Number of Shares, Exercisable	99,954
New Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding	9,800
Number of Shares, Exercisable	1,084
New Publisher Partner Warrant [Member] | Exercise Price Range One [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 5.30
Number of Shares, Outstanding	6,800
Number of Shares, Exercisable
New Publisher Partner Warrant [Member] | Exercise Price Range Two [Member] | Black-Scholes Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit		$ 10.56
Number of Shares, Outstanding	3,000
Number of Shares, Exercisable	1,084